No. 811-22110

No. 333-157876

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 136	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 138	☒

(Check appropriate box or boxes)

ADVISORSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of Principal Executive Office)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:
Noah Hamman	W. John McGuire
AdvisorShares Trust	Morgan, Lewis & Bockius LLP
4800 Montgomery Lane, Suite 150	1111 Pennsylvania Avenue, NW
Bethesda, Maryland 20814	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 11, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A for AdvisorShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 11, 2018, the effectiveness of Post-Effective Amendment No. 130 (“PEA No. 130”), which was filed with the Commission via EDGAR Accession No. 0001615774-18-009508 on September 13, 2018, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 130 by means of this filing, Parts A, B and C of PEA No. 130, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the AdvisorShares Sabretooth Digital Ledger ETF is incorporated herein by reference to Part A of PEA No. 130.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the AdvisorShares Sabretooth Digital Ledger ETF is incorporated herein by reference to Part B of PEA No. 130.

PART C – OTHER INFORMATION

The Part C for the AdvisorShares Sabretooth Digital Ledger ETF is incorporated herein by reference to Part C of PEA No. 130.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 136 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda and State of Maryland on the 6th day of December 2018.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 136 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Trustee and President	December 6, 2018
Noah Hamman

*	Trustee	December 6, 2018
Elizabeth Piper/Bach

*	Trustee	December 6, 2018
William G. McVay

*	Treasurer	December 6, 2018
Dan Ahrens

/s/ Noah Hamman
* Noah Hamman, Power of Attorney